Cash and restricted cash - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Cash and restricted cash
Restricted cash	$ 6,138	$ 5,914	[1]	$ 3,810
Restricted Cash For Litigation
Cash and restricted cash
Restricted cash	0	109
Asset Pledged as Collateral | Restricted Cash For Notes Payable
Cash and restricted cash
Restricted cash	$ 6,138	$ 5,805

[1]	Restated (refer to Note 2(c))